Property, plant and equipment (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment
Costs for exploratory wells suspended at the beginning of the period	€ 1,684	€ 1,737	€ 1,568
Increases for which is ongoing the determination of proved reserves	451	282	550
Amounts previously capitalized and expensed in the period	(217)	(109)	(501)
Reclassification to successful exploratory wells following the estimation of proved reserves	(278)	(276)	(30)
Disposals	(199)		(4)
Currency translation differences	(178)	50	154
Costs for exploratory wells suspended at the end of the period	€ 1,263	€ 1,684	€ 1,737